ACQUISITIONS (Details 2)not use (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Depreciation Expense	$ 452	$ 483
Depletion Expense	57	95
Interest Expense	$ 1,017	$ 1,266